Employee benefit plans - Estimated Future Contributions (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Pension plans
Defined Benefit Plan Disclosure [Line Items]
Estimated Bank contributions for the full year ending 31 December 2017	$ 330
Estimated benefit payments by year:
2017	7,300
2018	7,300
2019	7,300
2020	7,300
2021	7,300
2022-2026	36,000
Post-retirement medical benefit plan
Defined Benefit Plan Disclosure [Line Items]
Estimated Bank contributions for the full year ending 31 December 2017	4,571
Estimated benefit payments by year:
2017	4,571
2018	4,896
2019	5,237
2020	5,581
2021	5,942
2022-2026	$ 34,940